Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Schedule Of Income Tax [Line Items]
Maximum Amount to be carried forward on yearly basis	$ 2,500,000
Federal statutory rate	34.00%	(34.00%)
Taxable Gain Resulting From RWH IPO	6,400,000
U.S. income taxes related to RWH IPO		48.50%
North America
Schedule Of Income Tax [Line Items]
Net operating loss carryforward	42,700,000
Australia
Schedule Of Income Tax [Line Items]
Net operating loss carryforward	17,400,000
Pac-Van
Schedule Of Income Tax [Line Items]
Net operating loss carryforward	$ 15,300,000